Going Concern (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Going Concern
Net loss for the period	€ (110,477)	€ (43,457)	€ (188,427)	€ (63,479)